Investments in and advances to Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	Year Ended December 31,
	2017 $	2016 $
High-Q Joint Venture	24,546	22,025
Tanker Investments Ltd.	—	47,710
Gemini Tankers L.L.C.	914	916
Total	25,460	70,651
A condensed summary of the Company’s financial information for equity accounted investments (11.3% to 50.0% owned) shown on a 100% basis are as follows:

	As at December 31,
	2017 $	2016 $
Cash and cash equivalents	2,231	38,987
Other current assets	4,774	18,760
Vessels and equipment	83,417	815,961
Other non-current assets	—	20,558

Current portion of long-term debt	5,616	43,677
Other current liabilities	572	10,442
Long-term debt	36,645	367,201
Other non-current liabilities	19,207	25,540

	Year Ended December 31,
	2017 $	2016 $	2015 $
Revenues	107,691	169,631	234,398
Income from operations	11,640	62,998	112,542
Realized and unrealized gain (loss) on derivative instruments	26	(244)	(689)
Net (loss) income	(8,967)	39,536	85,647